Events after the balance sheet date	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date
Events after the balance sheet date
On 16 July 2019, we announced the completion of the sale of our entire 68.62% stake in Rössing Uranium to China National Uranium Corporation Limited. Rössing Uranium was treated as an asset held for sale at 30 June 2019. Refer to 'Disposals announced but not completed as at 30 June 2019' within the Acquisitions and disposals note for further detail.